Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 7		¥ 7
Allowance by impairment methodology, Evaluated collectively	1,043		986
Total allowance for credit losses	1,050	¥ 998	993	¥ 990	¥ 903	¥ 961
Loans by impairment methodology, Evaluated individually	629,362		688,117
Loans by impairment methodology, Evaluated collectively	537,868		616,020
Total loans	1,167,230		1,304,137
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	1
Allowance by impairment methodology, Evaluated collectively	983		912
Total allowance for credit losses	984	912	912	835	739	739
Loans by impairment methodology, Evaluated individually	4,069		4,513
Loans by impairment methodology, Evaluated collectively	367,540		360,463
Total loans	371,609		364,976
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	4
Allowance by impairment methodology, Evaluated collectively	50		66
Total allowance for credit losses	54	71	66	147	155	142
Loans by impairment methodology, Evaluated individually	142,483		139,183
Loans by impairment methodology, Evaluated collectively	160,621		238,254
Total loans	303,104		377,437
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively			7
Total allowance for credit losses		7	7
Loans by impairment methodology, Evaluated individually	1,127		1,371
Loans by impairment methodology, Evaluated collectively			8,380
Total loans	1,127		9,751
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	2		7
Allowance by impairment methodology, Evaluated collectively	10		1
Total allowance for credit losses	12	8	8	8	8	79
Loans by impairment methodology, Evaluated individually	481,683		543,050
Loans by impairment methodology, Evaluated collectively	9,407		8,623
Total loans	491,090		551,673
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	0		0
Total allowance for credit losses	0	¥ 0	0	¥ 0	¥ 1	¥ 1
Loans by impairment methodology, Evaluated individually
Loans by impairment methodology, Evaluated collectively	300		300
Total loans	¥ 300		¥ 300